Name of Issuing Entity	Check if Registered	Name of Originator1	Total Assets in ABS by Originator			Assets That Were Subject of Demand2			Assets That Were Repurchased or Replaced3			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute4			Demand Withdrawn5			Demand Rejected6
			#	$	% of principal balance	#	$7	% of principal balance	#	$7	% of principal balance	#	$7	% of principal balance	#	$7	% of principal balance	#	$7	% of principal balance	#	$7	% of principal balance
Commercial Mortgages
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-4 0001413884	X	Bank of America, N.A.	108	1,879,565,588	91.87%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	0	0.00%	0	0	0.00%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-4 0001413884	X	Bridger Commercial Funding LLC	35	166,243,540	8.13%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Total			143	2,045,809,128		0	0		0	0		0	0		0	0		1	0		0	0
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-5 0001420805	X	Bank of America, N.A.	80	1,646,001,871	95.89%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	35,798,304	2.17%	0	0	0.00%	0	0	0.00%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-5 0001420805	X	Bridger Commercial Funding LLC	20	70,622,308	4.11%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Total			100	1,716,624,179		0	0		0	0		0	0		1	35,798,304		0	0		0	0

Commercial Mortgages Subtotal			243	3,762,433,307		0	0		0	0		0	0		1	35,798,304		1	0		0	0

Issuing Entities with No Demands for Repurchase or Replacement8
FNMA Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 1995-M2			71	216,135,887
NationsLink Funding Corporation Commercial Mortgage Pass-Through Certificates, Series 1996-1 0001012644	X		94	322,639,648
NationsLink Funding Corporation Commercial Mortgage Pass-Through Certificates, Series 1998-2 0001074485	X		376	1,581,964,699
NationsLink Funding Corporation Commercial Mortgage Pass-Through Certificates, Series 1999-1 0001080815	X		331	1,222,145,471
NationsLink Funding Corporation Commercial Mortgage Pass-Through Certificates, Series 1999-LTL1 0001081766	X		128	492,491,712
NationsLink Funding Corporation Commercial Mortgage Pass-Through Certificates, Series 1999-SL 0001087701	X		2,742	1,178,488,552
NationsLink Funding Corporation Commercial Mortgage Pass-Through Certificates, Series 1999-2 0001098973	X		330	1,115,186,785
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2000-1 0001005007	X		159	771,922,445
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2000-2 0001127444	X		128	889,004,552
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2001-1 0001143582	X		185	948,131,126
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2001-PB1 0001161962	X		134	938,283,225
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2002-PB2 0001173723	X		118	1,124,328,657
Banc of America Structured Securities Trust Commercial Mortgage Pass-Through Certificates, Series 2002-X1			118	287,816,523
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2002-2 0001186968	X		152	1,744,285,997
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2003-1 0001226627	X		112	1,132,371,701
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2003-2 0001270816	X		150	1,766,981,908
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-1 0001283137	X		113	1,327,183,347
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-2 0001287026	X		95	1,138,760,572
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-3 0001297110	X		94	1,289,317,999
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-4 0001303846	X		108	1,426,027,788
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-5 0001309308	X		109	1,381,629,080
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-6 0001310851	X		79	956,589,359
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-1 0001321893	X		135	2,398,640,956
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-2 0001329453	X		86	1,647,344,327
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-3 0001331409	X		108	2,235,894,351
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-4 0001338265	X		128	1,585,679,801
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-5 0001339824	X		103	1,962,338,402
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-6 0001345833	X		163	2,942,152,306
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-1 0001353932	X		192	2,037,667,330
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-2 0001364772	X		160	2,699,084,466
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-3 0001368730	X		96	1,964,746,804
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-4 0001372264	X		164	2,727,474,822
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-5 0001376210	X		183	2,243,271,173
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-6 0001380701	X		116	2,462,208,208
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-1 0001389149	X		157	3,145,214,411
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-2 0001399449	X		180	3,172,686,523
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-3 0001404501	X		151	3,515,654,619
Commercial Mortgage Loan Trust Commercial Mortgage Pass-Through Certificates, Series 2008-LS1 0001427687	X		238	2,345,024,743
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2008-1 0001437473	X		108	1,269,690,806
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series K-007			83	1,168,741,237
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2010-K9			70	1,248,191,205
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2011-K13			81	1,250,920,020
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2011-KAIV			19	672,342,981
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2011-K704			65	1,202,923,818

Total			243	3,762,433,307		0	0		0	0		0	0		1	35,798,304		1	0		0	0

1The originator is the party identified by the securitizer using the same methodology as the securitizer would use to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class.

2 Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G.  Activity with respect to demands received during and, if applicable, prior to the reporting period covered by this Form ABS-15G is reflected elsewhere in this table.  If an asset changed status during the reporting period covered by this Form ABS 15G, information regarding the asset will appear in this column and the other applicable column in this Form ABS 15G.

The securitizer has attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying the asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which it is a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in its records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on the securitizer’s records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to the securitizer.  However, the securitizer cannot be certain that it has obtained all applicable Reportable Information because, among other things, some of the Demand Entities may not have agreed to provide Reportable Information or may not have provided complete information, and some Demand Entities may be unable or unwilling to provide such requested Reportable Information without unreasonable burden or expense (or without imposing unreasonable burden or expense on the securitizer).

In addition, while the securitizer requested Reportable Information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010, it is possible that this disclosure does not contain information about all investor demands upon those parties made prior to that date.

3 Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G.

If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

4Includes assets for which any of the following situations apply as of the end of the reporting period:

(a) A related demand to repurchase or replace such asset was received by the representing party but not yet responded to by the end of the reporting period covered by this Form ABS-15G;

(b) The representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand  but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or

(c)  The representing party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.

If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

5Includes assets for which the party demanding the repurchase or replacement of such asset has agreed to rescind its demand.

If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

6Reflects assets for which the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G.

7An outstanding principal balance shown in this column is calculated (a) for any asset that has not been liquidated, as the remaining outstanding principal balance of the asset at the earlier of the date on which it was repurchased, or replaced, if applicable, and the end of the reporting period covered by this Form ABS-15G, or (b) for any asset no longer part of the pool assets at the end of the reporting period, as zero.

8Data voluntarily provided for trusts with no repurchase demands includes transaction name, CIK number, if a registered transaction, number of assets and principal balance of assets as of the closing date.